Form 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	75-1743247
Plan number	002
Current Value	$ 1,279,086,976
Participant notes receivable	$ 20,498,881
Note receivable from participant, maturity period	15 years
Note receivable from participant, cost	$ 0
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Note receivable from participant, interest rate	5.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Note receivable from participant, interest rate	10.50%
Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Shares held (in shares)	1,683,922	1,852,747
Investment, Identifier [Axis]: American Funds, EUPAC Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 20,929,338
Investment, Identifier [Axis]: American Funds, The New Economy Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	31,628,080
Investment, Identifier [Axis]: Atmos Energy Corporation, Common stock; 1,852,747 shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	282,275,815
Investment, Identifier [Axis]: Baird, Aggregate Bond Institutional Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	27,634,324
Investment, Identifier [Axis]: J.P. Morgan, JPMorgan Large Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	84,374,560
Investment, Identifier [Axis]: T. Rowe Price Trust Company, All-Cap Opportunities Fund I Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	37,810,558
Investment, Identifier [Axis]: T. Rowe Price Trust Company, Balanced Fund I Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	22,909,781
Investment, Identifier [Axis]: T. Rowe Price Trust Company, Equity Income Fund I Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	46,319,567
Investment, Identifier [Axis]: T. Rowe Price Trust Company, Mid-Cap Value Fund I Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	54,796,913
Investment, Identifier [Axis]: T. Rowe Price Trust Company, New Horizons Fund I Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	32,015,660
Investment, Identifier [Axis]: T. Rowe Price Trust Company, Retirement 2005 Fund I Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	119,562
Investment, Identifier [Axis]: T. Rowe Price Trust Company, Retirement 2010 Fund I Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	304,675
Investment, Identifier [Axis]: T. Rowe Price Trust Company, Retirement 2015 Fund I Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,718,878
Investment, Identifier [Axis]: T. Rowe Price Trust Company, Retirement 2020 Fund I Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,404,246
Investment, Identifier [Axis]: T. Rowe Price Trust Company, Retirement 2025 Fund I Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	22,014,783
Investment, Identifier [Axis]: T. Rowe Price Trust Company, Retirement 2030 Fund I Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	37,640,555
Investment, Identifier [Axis]: T. Rowe Price Trust Company, Retirement 2035 Fund I Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	49,117,582
Investment, Identifier [Axis]: T. Rowe Price Trust Company, Retirement 2040 Fund I Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	41,235,699
Investment, Identifier [Axis]: T. Rowe Price Trust Company, Retirement 2045 Fund I Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	59,875,227
Investment, Identifier [Axis]: T. Rowe Price Trust Company, Retirement 2050 Fund I Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	62,754,967
Investment, Identifier [Axis]: T. Rowe Price Trust Company, Retirement 2055 Fund I Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	58,429,501
Investment, Identifier [Axis]: T. Rowe Price Trust Company, Retirement 2060 Fund I Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	33,134,816
Investment, Identifier [Axis]: T. Rowe Price Trust Company, Retirement 2065 Fund I Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,199,702
Investment, Identifier [Axis]: T. Rowe Price Trust Company, Retirement Balanced Fund I Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	986,009
Investment, Identifier [Axis]: T. Rowe Price Trust Company, Short-Term Bond Fund I Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,812,957
Investment, Identifier [Axis]: T. Rowe Price Trust Company, Stable Value Common Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	37,369,415
Investment, Identifier [Axis]: Vanguard Group, Inc., Total Bond Market Index Institutional Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	40,040,383
Investment, Identifier [Axis]: Vanguard Group, Inc., Treasury Money Market Fund Investor Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	49,195
Investment, Identifier [Axis]: Vanguard Group, Inc., Vanguard Institutional Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	106,608,504
Investment, Identifier [Axis]: Vanguard Group, Inc., Vanguard Ttl Int Stock Institutional Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 32,076,843